Cover	Dec. 10, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 10, 2025
Entity File Number	001-35994
Entity Registrant Name	Scorpius Holdings, Inc.
Entity Central Index Key	0001476963
Entity Tax Identification Number	26-2844103
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1305 East Houston Street
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78205
City Area Code	(726)
Local Phone Number	201-5050
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false